Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005458
Shareholder Report [Line Items]
Fund Name	Extended Equity Market Index Fund
Trading Symbol	PEXMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Small- and mid-cap U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy, but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Financials names produced robust results during the period as the Federal Reserve (Fed) began reducing interest rates in mid-September to avoid, in the words of Fed Chair Jerome Powell, “further cooling in labor market conditions.” Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P Completion Index and closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Extended Equity Market Index Fund	16.67%	9.72%	9.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P Completion Index (Strategy Benchmark)	16.88	9.77	9.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,011,977,000
Holdings Count | Holding	1,625
Advisory Fees Paid, Amount	$ 891,000
InvestmentCompanyPortfolioTurnover	11.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,011,977 Number of Portfolio Holdings1,625
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	17.9%
Information Technology	17.9
Industrials & Business Services	17.2
Consumer Discretionary	11.9
Health Care	11.3
Real Estate	5.3
Materials	4.7
Communication Services	4.4
Energy	4.0
Other	5.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	1.3%
AppLovin	1.0
CRH	0.8
DoorDash	0.8
MicroStrategy	0.8
Trade Desk	0.7
Coinbase Global	0.7
Snowflake	0.7
Block	0.7
Datadog	0.6

Updated Prospectus Web Address	www.troweprice.com/paperless